Accounts Receivable, net (Tables)	6 Months Ended
Jun. 30, 2021
Accounts Receivable, net
Schedule of accounts receivable, net

	As of December 31,	As of June 30,
	2020	2021
	US$	US$

Accounts receivable	29,289,301	32,631,188
Allowance for doubtful accounts:
Balance at beginning of the year/period	(1,774,192)	(1,161,955)
Provision for allowance for doubtful accounts	(359,252)	(38,571)
Write-off	964,474	20,471
Foreign exchange effect	7,015	(368)
Balance at end of the year/period	(1,161,955)	(1,180,423)
Accounts receivable, net	28,127,346	31,450,765